PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 8,175,697	$ 6,851,953	$ 0
Less: accumulated depreciation	(382,457)	(72,697)	0
Total	7,793,240	6,779,256	0
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	5,281,800	3,997,506	0
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	56,630	59,316	0
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	74,205	38,558
Property under capital lease [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 2,763,062	$ 2,756,573	$ 0